Current liabilities - Warrants Financial Liability (Details)					1 Months Ended	6 Months Ended
	Dec. 31, 2024 USD ($) shares	Apr. 30, 2024 USD ($) shares	Jan. 30, 2024 $ / shares shares	Aug. 25, 2022 USD ($) $ / shares shares	Jan. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares
Current liabilities - Warrants Financial Liability [Line Items]
Par value per share (in Dollars per share) | $ / shares						$ 0.01
Total consideration (in Dollars) | $		$ 52			$ 2,949,857
Exercise price (in Dollars per share) | $ / shares				$ 5.16		$ 0.005
Warrant term			5 years	5 years
Adjustments for fair value gains (in Dollars) | $						$ 1,259,897
Offering price per share (in Dollars per share) | $ / shares					$ 1.5499
Pre-funded warrants					1,416,354
Number of exercisable remaining per warrant. (in Dollars per share) | $ / shares						$ 0.0001
Number of private placement warrants exercised	761,290
Amount of private placement warrants exercised (in Dollars) | $	$ 1,180,000
American Depositary Shares [Member]
Current liabilities - Warrants Financial Liability [Line Items]
Issuance shares				3,220,338	486,871
Par value per share (in Dollars per share) | $ / shares				$ 0
Tradable pre-funded warrants				3,220,338
Total consideration (in Dollars) | $				$ 13,299,996
Exercise price (in Dollars per share) | $ / shares			$ 1.55
Number of warrants exercise shares	895,842	520,078
Offering price per share (in Dollars per share) | $ / shares					$ 1.55
Pre- funded warrants exercised						1
Aggregate purchase warrants			1,903,225
Warrants [Member]
Current liabilities - Warrants Financial Liability [Line Items]
Granted shares				161,017
Adjustments for fair value gains (in Dollars) | $						$ 1,257,251
Warrants [Member] | American Depositary Shares [Member]
Current liabilities - Warrants Financial Liability [Line Items]
Number of warrants exercise shares				1
Pre Funded Warrant Shares [Member]
Current liabilities - Warrants Financial Liability [Line Items]
Number of warrants exercise shares	896,276	520,078
Pre Funded Warrant Shares [Member] | American Depositary Shares [Member]
Current liabilities - Warrants Financial Liability [Line Items]
Number of right to purchase shares				1
Pre-funded warrants exercised				1
Exercise price (in Dollars per share) | $ / shares				$ 5
Placement Agent Warrants [Member]
Current liabilities - Warrants Financial Liability [Line Items]
Exercise price (in Dollars per share) | $ / shares			$ 1.55
Warrant term			5 years
Granted shares			95,161
Placement Agent Warrants [Member] | American Depositary Shares [Member]
Current liabilities - Warrants Financial Liability [Line Items]
Number of warrants exercise shares			1
Ordinary shares [member] | American Depositary Shares [Member]
Current liabilities - Warrants Financial Liability [Line Items]
Issuance shares				275
Pre-Funded Warrants [Member] | American Depositary Shares [Member]
Current liabilities - Warrants Financial Liability [Line Items]
Par value per share (in Dollars per share) | $ / shares				$ 0